Supplement to the
Fidelity® Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Small Cap Stock Fund
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

SML-10-01  October 1, 2010
1.711115.133

Supplement to the

Fidelity® Large Cap Stock Fund (FLCSX), Fidelity Mid-Cap Stock Fund (FMCSX)
and Fidelity Small Cap Stock Fund (FSLCX)

Fidelity Mid-Cap Stock Fund is a class of shares of Fidelity Mid-Cap Stock Fund

Funds of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

SMLB-10-01  October 1, 2010
1.712213.122

Supplement to the
Fidelity® Mid-Cap Stock Fund
Class K
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

MCS-K-10-01  October 1, 2010
1.879962.102

Supplement to the

Fidelity® Mid-Cap Stock Fund Class K (FKMCX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

MCS-KB-10-01  October 1, 2010
1.881217.101

Supplement to the
Fidelity® Small Cap Discovery Fund (formerly Fidelity Small Cap Retirement Fund)
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

SMR-10-01  October 1, 2010
1.769904.111

Supplement to the

Fidelity® Small Cap Discovery Fund (formerly Fidelity Small Cap Retirement Fund) (FSCRX)
A Fund of Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

SMRB-10-01  October 1, 2010
1.782324.108